Intangible Assets - Summary of Intangible Assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	€ 29	€ 123	€ 96
Total, gross [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	905	864	572
Total accumulated amortization and depreciation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	(875)	(741)	(476)
Patents, licenses, trademarks [member] | Total, gross [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	201	414	196
Patents, licenses, trademarks [member] | Total accumulated amortization and depreciation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	(200)	(340)	(125)
Software [member] | Total, gross [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	703	450	376
Software [member] | Total accumulated amortization and depreciation [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	€ (675)	€ (401)	€ (351)